Shareholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Subscription Payable	Retained Earnings / Accumulated Deficit	Total
Begining balance, APIC at Dec. 31, 2009		$ 1,901,381
Begining balance, stockholders' equity (deficit) at Dec. 31, 2009				(1,720,964)
Begining balance, amount at Dec. 31, 2009	9,367
Begining balance, shares outstanding at Dec. 31, 2009	9,367,000
Issuance of common stock for cash, shares	13,334
Issuance of common stock for cash, amount	14				17,625
Issuance of common stock, APIC		14,986
Issuance of common stock for services, shares	113,333
Issuance of common stock for services, amount	113
Issuance of common stock for services, APIC		84,887
Debt relieved in exchange for stock, shares	20,000
Debt relieved in exchange for stock, amount	20
Net income (loss)				(37,989)	(37,989)
Common stock, amount at Dec. 31, 2010	9,514				9,514
Ending balance, APIC at Dec. 31, 2010		2,016,234
Stockholders' equity (deficit) at Dec. 31, 2010				(1,948,314)	269,420
Debt relieved in exchange for stock, APIC at Dec. 31, 2010		14,980
Subscription payable at Dec. 31, 2010			2,625
Common stock, shares outstanding at Dec. 31, 2010	9,513,667				9,513,667
Issuance of common stock for cash, amount					0
Issuance of common stock for services, shares	150,000
Issuance of common stock for services, amount	150
Issuance of common stock for services, APIC		222,350
Gain on sale of subsidiary		135,552
Net income (loss)				(189,361)	(189,361)
Ending balance, APIC at Dec. 31, 2011		2,174,136
Stockholders' equity (deficit) at Dec. 31, 2011				(1,948,314)	238,111
Common stock, amount at Dec. 31, 2011	$ 9,664				$ 9,664
Common stock, shares outstanding at Dec. 31, 2011	9,663,667				9,663,667